TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income from continuing operations, as reported in the consolidated statements of income (loss)	$ 6,554	$ (4,088)	$ (50,944)
Statutory tax rate	24.00%	25.00%	26.50%	26.50%
Theoretical taxes on income (tax benefit)	$ 1,573	$ (1,022)	$ (13,500)
Currency differences	(3,225)	(2,174)	1,709
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	2,849	(5,580)	(131)
Changes in valuation allowance	(3,343)	11,832	6,273
Forfeiture of carryforward tax losses	622	261	929
Goodwill impairment			6,937
Exempt revenues - subsidy	(2,646)	(4,224)	(2,573)
U.S. Tax Cuts and Jobs Acts effect	2,138
Nondeductible expenses and other differences	1,785	2,159	1,546
Tax benefit	$ (247)	$ 1,252	$ 1,190